Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Tradewinds Universal
Entity Central Index Key	0001916558
Entity Tax Identification Number	87-4254479
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	501 Mercury Lane
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	855
Local Phone Number	434-4488
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2950 E Flamingo Road STE G
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89121
City Area Code	702
Local Phone Number	369-9614
Contact Personnel Name	Mont E Tanner, Esq.